Annual Total Returns - FidelityAdvisorFreedomFunds-AMCIZComboPRO - FidelityAdvisorFreedomFunds-AMCIZComboPRO - Fidelity Advisor Freedom 2005 Fund	Sep. 08, 2023
Bar Chart Table:
Annual Return, Inception Date	Oct. 02, 2018
Fidelity Advisor Freedom 2005 Fund - Class A
Bar Chart Table:
Annual Return 2013	7.66%
Annual Return 2014	4.07%
Annual Return 2015	(0.80%)
Annual Return 2016	5.57%
Annual Return 2017	10.02%
Annual Return 2018	(2.69%)
Annual Return 2019	12.42%
Annual Return 2020	9.16%
Annual Return 2021	3.58%
Annual Return 2022	(12.04%)